SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS
2. SUBSIDIARIES INCLUDED IN THE CONSOLIDATED FINANCIAL STATEMENTS

NewLead’s subsidiaries included in these consolidated financial statements were as follows:

		Country of		Statement of operations
Company Name		Incorporation	Nature / Vessel Name	2013	2012	2011
1	Land Marine S.A.	Marshall Islands	Dissolved (1)	—	—	—
2	Rider Marine S.A.	Marshall Islands	Dissolved (2)	—	—	—
3	Ostria Waves Ltd.	Marshall Islands	Dissolved (3)	—	—	—
4	Altius Marine S.A.	Marshall Islands	Dissolved (4)	—	—	1/1/2011 — 12/22/2011
5	Fortius Marine S.A.	Marshall Islands	Dissolved (4)	—	—	1/1/2011 — 12/22/2011
6	Ermina Marine Ltd.	Marshall Islands	Dissolved (5)	—	—	—
7	Chinook Waves Corporation	Marshall Islands	Dissolved (6)	—	—	—
8	Compass Overseas Ltd.	Bermuda	Vessel owning company (7)	—	1/1/2012 — 1/31/2012	1/1/2011 — 12/31/2011
9	Compassion Overseas Ltd.	Bermuda	Vessel owning company (7)	—	1/1/2012 — 1/31/2012	1/1/2011 — 12/31/2011
10	Australia Holdings Ltd.	Liberia	Vessel owning company (8)	—	1/1/2012 — 1/31/2012	1/1/2011 — 12/31/2011
11	Brazil Holdings Ltd.	Liberia	Vessel owning company (9)	—	1/1/2012 — 3/19/2012	1/1/2011 — 12/31/2011
12	China Holdings Ltd.	Liberia	Dissolved (10)	—	1/1/2012 — 2/11/2012	1/1/2011 — 12/31/2011
13	Curby Navigation Ltd.	Liberia	Foreclosed (11)	—	1/1/2012 — 3/14/2012	6/13/2011 — 12/31/2011
14	Newlead Victoria Ltd.	Liberia	M/V Newlead Victoria	1/1/2013 — 12/31/2013	1/1/2012 — 12/31/2012	1/1/2011 — 12/31/2011
15	Grand Venetico Inc.	Marshall Islands	Vessel owning company (12)	—	1/1/2012 — 5/8/2012	1/1/2011 — 12/31/2011
16	Grand Oceanos Inc.	Liberia	Vessel owning company (13)	—	1/1/2012 — 1/11/2012	1/1/2011 — 12/31/2011
17	Grand Rodosi Inc.	Liberia	Revoked (14)	—	1/1/2012 — 2/7/2012	1/1/2011 — 12/31/2011
18	Challenger Enterprises Ltd.	Liberia	Vessel owning company (15)	—	1/1/2012 — 7/19/2012	1/1/2011 — 12/31/2011
19	Crusader Enterprises Ltd.	Liberia	Vessel owning company (15)	—	1/1/2012 — 7/27/2012	1/1/2011 — 12/31/2011
20	Newlead Shipping S.A.	Panama	Management company	—	—	—
21	Newlead Bulkers S.A.	Liberia	Management company	—	—	—
22	Santa Ana Waves Corporation	Marshall Islands	Dissolved (16)	—	—	—
23	Makassar Marine Ltd.	Marshall Islands	Dissolved (17)	—	—	—
24	Seine Marine Ltd.	Marshall Islands	Dissolved (18)	—	—	—
25	Vintage Marine S.A.	Marshall Islands	Dissolved (19)	—	—	—
26	Jubilee Shipholding S.A.	Marshall Islands	Dissolved (19)	—	—	—
27	Olympic Galaxy Shipping Ltd.	Marshall Islands	Dissolved (20)	—	—	—
28	Dynamic Maritime Co.	Marshall Islands	Dissolved (20)	—	—	—
29	AMT Management Ltd.	Marshall Islands	Management company	—	—	—
30	NewLead Holdings (US) Corp. (ex NewLead Holdings (ex Aries Maritime) (US) LLC)	Delaware, USA	Operating company (21)	—	—	—
31	Abroad Consulting Ltd.	Marshall Islands	Dissolved (22)	—	—	—
32	Leading Marine Consultants Inc.	Marshall Islands	Dissolved (36)	—	—	—
33	Ayasha Trading Corporation	Liberia	Foreclosed (23)	—	1/1/2012 — 2/24/2012	1/1/2011 — 12/31/2011
34	Bethune Properties S.A.	Liberia	Foreclosed (24)	—	1/1/2012 — 2/24/2012	11/10/2011 — 12/31/2011
35	Grand Esmeralda Inc.	Liberia	Vessel owning company (25)	—	1/1/2012 — 2/16/2012	1/1/2011 — 12/31/2011
36	Grand Markela Inc.	Liberia	M/V Newlead Markela	1/1/2013 — 12/31/2013	1/1/2012 — 12/31/2012	1/1/2011 — 12/31/2011
37	Grand Spartounta Inc.	Marshall Islands	Vessel owning company (26)	—	—	1/1/2011 — 9/13/2011
38	Newlead Progress Inc.	Marshall Islands	Dissolved (37)	—	—	—
39	Newlead Prosperity Inc.	Marshall Islands	Vessel owning company (26)	—	—	1/1/2011 — 9/20/2011
40	Grand Affection S.A.	Marshall Islands	Vessel owning company (27)	—	1/1/2012 — 3/26/2012	7/28/2011 — 12/31/2011
41	Grand Affinity S.A.	Marshall Islands	Hull owing company (28)	—	—	—
42	Newlead Stride Inc.	Marshall Islands	Dissolved (20)	—	—	—
43	Grand Victoria Pte Ltd.	Singapore	Dormant company	—	—	—
44	Newlead Bulker Holdings Inc.	Marshall Islands	Sub-holding company	—	—	—
45	Newlead Tanker Holdings Inc.	Marshall Islands	Dissolved (38)	—	—	—
46	Mote Shipping Ltd.	Malta	Dissolved (20)	—	—	—
47	Statesman Shipping Ltd.	Malta	Dissolved (29)	—	—	—
48	Trans Continent Navigation Ltd.	Malta	Dormant company	—	—	—
49	Trans State Navigation Ltd.	Malta	Dormant company	—	—	—
50	Bora Limited	British Virgin Islands	Dormant Company	—	—	—
51	Newlead Trading Inc.	Liberia	Revoked (30)	—	—	—
52	New Lead JMEG LLC	Delaware, USA	Trading company (31)	—	—	—
53	Newleadjmeg Inc.	Marshall Islands	Dormant company (32)	—	—	—
54	NewLead Mojave Holdings LLC	Delaware, USA	Operating company (33)	—	—	—
55	Ocean Hope Shipping Ltd.	Malta	Dormant company	—	—	—
56	Mines Investments Corp.	Marshall Islands	Coal operating company (34)	2/12/2013 — 12/31/2013	—	—
57	Mine Investments LLC	Delaware, USA	Coal operating company (35)	2/15/2013 — 12/31/2013	—	—
58	Five Mile Investment LLC	Delaware, USA	Coal operating company (35)	2/15/2013 — 12/31/2013	—	—
59	Elk Valley Investment LLC	Delaware, USA	Coal operating company (35)	2/15/2013 — 12/31/2013	—	—
60	Viking Acquisition Group LLC	Kentucky, USA	Coal operating company (39)	9/13/2013 — 12/31/2013	—	—
61	Coal Essence Mine LLC	Kentucky, USA	Coal operating company (40)	12/10/2013 — 12/31/2013	—	—
62	Coal Essence Prep Plant LLC	Kentucky, USA	Coal operating company (41)	12/5/2013 — 12/31/2013	—	—
63	Viking Prep Plant LLC	Kentucky, USA	Coal operating company (42)	12/9/2013 — 12/31/2013	—	—

1)	M/T High Land was sold and delivered to its new owners on September 15, 2010. The shipowning company was dissolved on September 21, 2011.

2)	M/T High Rider was sold and delivered to its new owners on April 22, 2010. The shipowning company was dissolved on September 21, 2011.

3)	M/T Ostria was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on September 21, 2011.

4)	M/T Newlead Avra and M/T Newlead Fortune were sold and delivered to their new owners on December 22, 2011. The shipowning company was dissolved on September 2, 2013.

5)	M/T Nordanvind was sold and delivered to its new owners on September 7, 2010. The shipowning company was dissolved on January 13, 2013.

6)	M/T Chinook was sold and delivered to its new owners on April 15, 2010. The shipowning company was dissolved on January 13, 2013.

7)	M/T Newlead Compass and M/T Newlead Compassion were sold and delivered to their new owners on January 31, 2012.

8)	M/V Australia was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on January 31, 2012.

9)	M/V Brazil was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on March 19, 2012.

10)	M/V China was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 11, 2012. The shipowning company was dissolved on November 1, 2013.

11)	On March 14, 2012, the lessor foreclosed on M/V Newlead Endurance. Newlead Bulkers had the commercial, technical and operational management of the vessel until March 31, 2012.

12)	M/V Newlead Venetico was sold and delivered to its new owners on May 8, 2012.

13)	M/V Grand Ocean was sold and delivered to its new owners on January 11, 2012.

14)
M/V Grand Rodosi was delivered to its owner (an affiliate of Lemissoler Maritime Company W.L.L.) on February 7, 2012. The
shipowning company was revoked on October 15, 2013 and is expected to be dissolved.

15)
M/T Hiona and M/T Hiotissa were sold and delivered to their new owners on July 19, 2012 and July 27, 2012, respectively. After these dates, Newlead Shipping continued to have part of the commercial, technical and operational management of these vessels. On February 25, 2013, the Company received notices of redelivery and termination, which were effected during June 2013, pursuant to the terms of the management agreements governing such services.

16)	The company was dissolved on November 9, 2010.

17)	M/V Saronikos Bridge was sold and delivered to its new owners on January 7, 2010. The shipowning company was dissolved on July 28, 2011.

18)	M/V MSC Seine was sold and delivered to its new owners on January 20, 2010. The shipowning company was dissolved on July 28, 2011.

19)	These shipowning companies were dissolved on September 21, 2011.

20)	Olympic Galaxy Shipping Ltd. and Dynamic Maritime Co. were dissolved on July 28, 2011. Newlead Stride Inc. was dissolved on November 22, 2011. Mote Shipping Ltd. was dissolved on August 5, 2011.

21)	The Company controls 52% of NewLead Holdings (US) Corp. through NewLead Mojave Holdings LLC.

22)	The company was dissolved on June 15, 2010.

23)
On February 24, 2012, the lender foreclosed on the shares of Ayasha Trading Corporation (owner of M/V Newlead Tomi). Newlead Bulkers had the commercial, technical and operational management of the vessel until April 18, 2012.

24)
On February 24, 2012, the lender foreclosed on the shares of Bethune Properties S.A. (owner of M/V Newlead Gujarat). Newlead Bulkers had the commercial, technical and operational management of the vessel until May 21, 2012.

25)	M/V Newlead Esmeralda was sold and delivered to its new owners on February 16, 2012.

26)	M/V Newlead Spartounta and M/V Newlead Prosperity were sold and delivered to their new owners on September 13, 2011 and September 20, 2011, respectively.

27)
On July 28, 2011, Hull 4023, named Navios Serenity, was delivered from a Korean shipyard. On March 26, 2012, M/V Navios Serenity was sold and delivered to its new owners. The shipowning company was dissolved on January 15, 2014.

28)	On May 22, 2012, the Shipbuilding Contract for Hull 4029 with SPP Shipbuilding Co. Ltd. was terminated. The shipowning company was dissolved on January 15, 2014.

29)	The company was dissolved on August 5, 2011.

30)
Newlead Trading Inc. was established on July 1, 2011 as a joint venture between the Company and a third party. The Company owns 50% of the shares of Newlead Trading Inc. No operations have taken place by this entity. The company was revoked on April 15, 2013 and is expected to be dissolved.

31)	New Lead JMEG LLC was established on April 11, 2012 as a joint venture between the Company and J Mining & Energy Group.

32)	Newleadjmeg Inc. was established on February 23, 2012. The Company owns 50% of the shares of Newleadjmeg Inc. No transactions have taken place by this entity.

33)
NewLead Mojave Holdings LLC was established on April 30, 2012. The Company controls 52% of NewLead Mojave Holdings LLC and is entitled to and is liable for the total net assets of NewLead Mojave Holdings LLC according to this percentage of control.

34)	The company was established on February 12, 2013, for operation of coal business.

35)	The companies were established on February 15, 2013, for operation of coal business.

36)	The company was dissolved on September 2, 2013.

37)	The company was dissolved on January 14, 2013.

38)	The company was dissolved on January 14, 2013.
39)	The company was acquired on September 13, 2013 (see Note 5).
40)	The company was established on December 10, 2013, for operation of coal business.
41)	The company was established on December 5, 2013, for operation of coal business.
42)	The company was acquired on December 9, 2013 (see Note 5).